Reconciliation of Financial Statement to Form 5500 (Details) - EBP 026 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,544,765	$ 1,671,665	$ 1,569,690
Less: Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(3,815)	(7,966)
Less: Adjustment for deemed loan distribution reclassification	(6,760)	0
Less: Adjustment for benefits claims payable	(14)	0
Net assets available for benefits per Form 5500	1,534,176	1,663,699
Decrease in net assets available for benefits before transfers per the financial statements	(79,515)	$ 101,975
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	4,151
Adjustment for deemed loan distribution reclassification	(6,760)
Adjustment for benefits claims distributions	(14)
Decrease in net assets available for benefits before transfers per Form 5500	$ (82,138)